Earnings Per Share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders-basic | ¥		¥ 8,749,004	¥ 6,809,056	¥ 4,754,827
Plus: Interest expense of convertible senior notes | ¥		145,451	45,809
Net income attributable to ordinary shareholders-diluted | ¥		¥ 8,894,455	¥ 6,854,865	¥ 4,754,827
Shares (Denominator):
Weight average ordinary shares outstanding-basic		807,739,616	809,442,862	819,961,265
Dilutive effect of convertible senior notes		31,209,067	10,830,669
Weighted Average Number of Shares Outstanding, Diluted, Total		838,948,683	820,273,531	819,961,265
Earnings per share-basic (in CNY per share) | (per share)	$ 1.53	¥ 10.83	¥ 8.41	¥ 5.80
Earnings per share-diluted (in CNY per share) | (per share)	$ 1.49	¥ 10.60	¥ 8.36	¥ 5.80
Related Party | Zto Es Holding Limited ("ZTO ES")
Shares (Denominator):
Anti-dilutive securities excluded from the calculation of diluted net loss per share		5,147,411	6,024,675	6,811,546